Shareholder Report, Holdings (Details)	Jul. 31, 2024
FCF US Quality ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
FCF US Quality ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
FCF US Quality ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FCF US Quality ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FCF US Quality ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FCF US Quality ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FCF US Quality ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FCF US Quality ETF | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FCF US Quality ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FCF US Quality ETF | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FCF US Quality ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
FCF US Quality ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
FCF US Quality ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
FCF US Quality ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
FCF US Quality ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
FCF US Quality ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
FCF US Quality ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
FCF US Quality ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FCF US Quality ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FCF US Quality ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FCF International Quality ETF | Novo Nordisk AS - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FCF International Quality ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FCF International Quality ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FCF International Quality ETF | BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FCF International Quality ETF | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FCF International Quality ETF | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FCF International Quality ETF | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FCF International Quality ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FCF International Quality ETF | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FCF International Quality ETF | Wolters Kluwer NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FCF International Quality ETF | Cash & Other_1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
FCF International Quality ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
FCF International Quality ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
FCF International Quality ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
FCF International Quality ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
FCF International Quality ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
FCF International Quality ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
FCF International Quality ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
FCF International Quality ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FCF International Quality ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
FCF International Quality ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FCF International Quality ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
FCF International Quality ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.90%
FCF International Quality ETF | China
Holdings [Line Items]
Percent of Net Asset Value	9.30%
FCF International Quality ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
FCF International Quality ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.20%
FCF International Quality ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
FCF International Quality ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
FCF International Quality ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FCF International Quality ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Donoghue Forlines Tactical High Yield ETF | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Donoghue Forlines Tactical High Yield ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Donoghue Forlines Tactical High Yield ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Donoghue Forlines Tactical High Yield ETF | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Donoghue Forlines Tactical High Yield ETF | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Donoghue Forlines Tactical High Yield ETF | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Donoghue Forlines Tactical High Yield ETF | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Donoghue Forlines Tactical High Yield ETF | SPDR Bloomberg Short-Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Donoghue Forlines Tactical High Yield ETF | iShares Fallen Angels USD Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Donoghue Forlines Tactical High Yield ETF | VanEck Fallen Angel High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Donoghue Forlines Tactical High Yield ETF | Exchange Traded Funds_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Donoghue Forlines Tactical High Yield ETF | Investments Purchased with Proceeds from Securities Lending_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Donoghue Forlines Tactical High Yield ETF | Cash & Other_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.70%)
Donoghue Forlines Innovation ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Donoghue Forlines Innovation ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Donoghue Forlines Innovation ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Donoghue Forlines Innovation ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Donoghue Forlines Innovation ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Donoghue Forlines Innovation ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Donoghue Forlines Innovation ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Donoghue Forlines Innovation ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Donoghue Forlines Innovation ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Donoghue Forlines Innovation ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Donoghue Forlines Innovation ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Donoghue Forlines Innovation ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Donoghue Forlines Innovation ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Donoghue Forlines Innovation ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Donoghue Forlines Innovation ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Donoghue Forlines Innovation ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Donoghue Forlines Innovation ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Donoghue Forlines Innovation ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Donoghue Forlines Innovation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Donoghue Forlines Yield Enhanced Real Asset ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Donoghue Forlines Yield Enhanced Real Asset ETF | Petroleo Brasileiro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Donoghue Forlines Yield Enhanced Real Asset ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Donoghue Forlines Yield Enhanced Real Asset ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Donoghue Forlines Yield Enhanced Real Asset ETF | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Donoghue Forlines Yield Enhanced Real Asset ETF | BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Donoghue Forlines Yield Enhanced Real Asset ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Donoghue Forlines Yield Enhanced Real Asset ETF | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Donoghue Forlines Yield Enhanced Real Asset ETF | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Donoghue Forlines Yield Enhanced Real Asset ETF | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Donoghue Forlines Yield Enhanced Real Asset ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Donoghue Forlines Yield Enhanced Real Asset ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Donoghue Forlines Yield Enhanced Real Asset ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Donoghue Forlines Yield Enhanced Real Asset ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Donoghue Forlines Yield Enhanced Real Asset ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Donoghue Forlines Yield Enhanced Real Asset ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Donoghue Forlines Yield Enhanced Real Asset ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%